SHARE CAPITAL - Black-Scholes Option Valuation Model (Details)	1 Months Ended	12 Months Ended
	Apr. 16, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Black Scholes Valuation Model [Member]
Credit Derivatives [Line Items]
Weighted Average Risk-free interest rate		0.00%	3.84%	2.84%
Dividend yield		0.00%	0.00%	0.00%
Weighted Average Volatility factor		0.00%	91.00%	74.00%
Weighted Average Expected life of the options		0 years	4 years 6 months 10 days	6 years 7 months 20 days
Warrants Issued On April 16, 2024 [Member]
Credit Derivatives [Line Items]
Weighted Average Risk-free interest rate	4.69%
Dividend yield	0.00%
Weighted Average Volatility factor	221.00%
Weighted Average Expected life of the options	5 years